Investment instruments	12 Months Ended
Dec. 31, 2022
Text block [Abstract]
Investment instruments

Note 11 – Investment instruments

a)	Investment instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2022 and 2021, the detail of financial instruments measured at FVTOCI and at amortized cost is as follows:

	As of December 31, 2022			As of December 31, 2021
	At FVTOCI	At amortized cost	Totals	At FVTOCI	At amortized cost	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Debt instruments	3,725,425	1,013,943	4,739,368	3,650,044	187,455	3,837,499
Equity instruments	9,865	—	9,865	10,406	—	10,406
Totals	3,735,290	1,013,943	4,749,233	3,660,450	187,455	3,847,905

b)	Debt instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2022 and 2021, the detail of financial instruments measured at FVTOCI and at amortized cost is as follows:

	As of December 31, 2022			As of December 31, 2021
	At FVTOCI	At amortized cost (1)	Totals	At FVTOCI	At amortized cost (1)	Totals
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	2,227,029	—	2,227,029	1,918,659	—	1,918,659
Chilean Treasury bonds	618,208	854,361	1,472,569	1,060,379	—	1,060,379
Other I securities	126,669	—	126,669	123,991	—	123,991
Other local institutions financial instruments
Time deposits in local banks	114,567	—	114,567	—	—	—
Mortgage finance bonds	—	—	—	—	—	—
Chilean financial institutions bonds	—	—	—	119,302	—	119,302
Other local financial investments	90,790	—	90,790	15,840	—	15,840
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	311,319	—	311,319	45,386	—	45,386
Other foreign financial instruments	236,843	159,582	396,425	366,487	187,455	553,942
Investments not quoted in active markets			—			—
Corporate bonds	—	—	—	—	—	—
Equity instruments
Other financial instruments	9,865	—	9,865	10,406	—	10,406
Totals	3,735,290	1,013,943	4,749,233	3,660,450	187,455	3,847,905
(1)

Financial assets at amortized cost are presented net of allowances for credit loss further disclosures are presented under section “c) Impairment of debt instruments at fair value through other comprehensive income and at amortized cost”

As of December 31, 2022, this total includes Ch$1,766,265 million (Ch$1,217,042 million as of December 31, 2021), included in Note 5 “Cash and cash equivalents,” which corresponds to those financial instruments with maturities that do not exceed three months from their dates of acquisition.

As of December 31, 2022, the portfolio at FVTOCI includes an unrealized loss of Ch$46,883 million (Ch$ $120,380 million as of December 31, 2021), presented in equity as valuation accounts, distributed among a loss of Ch$13,941 million (Ch$ 128,644 million as of December 31, 2021) attributable to equity holders and a gain of MCh$32,942 attributable to non-controlling interest(Ch$9,504 million as of December 31, 2021).

As of December 31, 2022, the portfolio of financial instruments at FVTOCI includes financial instruments for an amount of Ch$200,096, million (Ch$511,007  million as of December 31, 2021) pledged as collateral to the Central Bank of Chile (BCCh) in order to access the new Conditional Funding Facility (FCIC). This program was implemented by the BCCh as a measure to support liquidity and credit access as a response to the financial needs generated by the Covid-19 pandemic. Further disclosures on FCIC are included in Note 19 and Note 23.

Note 11 – Investment instruments, continued

c)	Impairment of debt instruments at fair value through other comprehensive income and at amortized cost

As of December 31, 2022 and 2021 the portfolios of debt securities classified as investment instruments at fair value through other comprehensive income includes impairment movements as summarized below:

	Financial instruments at FVTOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2022	(651)	—	—	(651)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(125)	—	—	(125)
- Decreases due to change in credit risk	263	—	—	263
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	3	—	—	3
New financial assets originated or purchased	(260)	—	—	(260)
Financial assets that have been derecognized	460	—	—	460
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	7	—	—	7
Ending balances as of December 31, 2022	(303)	—	—	(303)

	Financial instruments at FVTOCI
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(911)	—	—	(911)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(847)	—	—	(847)
- Decreases due to change in credit risk	487	—	—	487
- Charge-Offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(93)	—	—	(93)
Financial assets that have been derecognized	715	—	—	715
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	(2)	—	—	(2)
Ending balances as of December 31, 2021	(651)	—	—	(651)

Note 11 – Investment instruments, continued

As of December 31, 2022 and 2021 the portfolios of investment instruments at amortized cost includes impairment movements as summarized below:

	Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2022	(127)	—	—	(127)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(1)	—	—	(1)
- Decreases due to change in credit risk	127	—	—	127
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased	(35)	—	—	(35)
Financial assets that have been derecognized	—	—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	2	—	—	2
Ending balances as of December 31, 2022	(34)	—	—	(34)

Financial instruments at Amortized cost
	Stage 1	Stage 2	Stage 3
	12-Month ECL	Lifetime ECL	Lifetime ECL	Totals
Opening balances as of January 1, 2021	(101)	—	—	(101)
Changes in the allowances
- Transfer to stage 1	—	—	—	—
- Transfer to stage 2	—	—	—	—
- Transfer to stage 3	—	—	—	—
- Increases due to change in credit risk	(121)	—	—	(121)
- Decreases due to change in credit risk	95	—	—	95
- Charge-offs	—	—	—	—
- Changes due to modifications that did not result in derecognition	—	—	—	—
New financial assets originated or purchased		—	—	—
Financial assets that have been derecognized		—	—	—
Changes in models/risk parameters	—	—	—	—
Foreign exchange and other movements	—	—	—	—
Ending balances as of December 31, 2021	(127)	—	—	(127)

Note 11 – Investment instruments, continued

d)	Unrealized gains and losses of the portfolio at FVTOCI

Unrealized gains and losses of the FVTOCI portfolio as of December 31, 2022 and 2021 are detailed as follows:

	As of December 31, 2022				As of December 31, 2021
	Acquisition	Unrealized		Fair	Acquisition	Unrealized		Fair
	cost	Gain	Losses	value	cost	Gain	Losses	value

Securities quoted in active markets
Chilean Central Bank and Government securities
Chilean Central Bank instruments	2,226,666	635	(272)	2,227,029	1,918,411	533	(285)	1,918,659
Chilean Treasury bonds	625,317	46	(7,155)	618,208	1,181,443	737	(121,801)	1,060,379
Other government securities	141,221	—	(14,552)	126,669	125,372	812	(2,193)	123,991
Other local institutions financial instruments
Time deposits in local banks	115,391	148	(972)	114,567	—	—	—	—
Mortgage finance bonds	—	—	—	—	—	—	—	—
Chilean financial institutions bonds	—	—	—	—	121,983	49	(2,730)	119,302
Other local financial investments	94,583	—	(3,793)	90,790	15,992	80	(232)	15,840
Foreign institutions financial instruments
Foreign Governments and Central Banks financial instruments	323,937	16,085	(28,703)	311,319	30,336	15,332	(282)	45,386
Other foreign financial instruments	246,784	—	(9,941)	236,843	380,306	626	(14,445)	366,487
Investments not quoted in active markets
Corporate bonds	—	—	—	—	—	—	—	—
Equity instruments
Unlisted securities	8,274	1,591	—	9,865	6,987	3,419	—	10,406
Totals	3,782,173	18,505	(65,388)	3,735,290	3,780,830	21,588	(141,968)	3,660,450

e)	Equity instruments at fair value through other comprehensive income

As of December 31, 2022 and 2021 the portfolio of equity investment instruments at fair value through comprehensive income are detail as follows:

	2022	2021
Unlisted securities	MCh$	MCh$
Domestic entities
Stock Exchanges	4,197	3,703

Foreign entities
A.C.H Colombia	1,568	1,158
Redeban Multicolor S.A.	641	768
Cámara de Compensación Divisas de Colombia S.A. (1)	—	—
Cámara de Riesgo Central de Contraparte S.A	308	867
Bolsa de Valores de Colombia	569	900
Credibanco	2,568	2,994
Patrimonio Autónomo Fiducredicorp (Comisionista)	14	16
Totals	9,865	10,406

(1)     In August 2020, the Cámara de Compensación Divisas de Colombia S.A. participation was sold, corresponding to 2.43% of the total equity. (See note 24 on effects on equity)

Note 11 – Investment instruments, continued

Amounts recognized in profit and loss and other comprehensive income

For the years ended December 31, 2022 and 2021, the following gains and losses were recognized in profit or loss and other comprehensive income:

	2022	2021
	MCh$	MCh$
Dividends from equity investments held at FVTOCI recognized in profit or loss	1,795	1,870
Related to investments derecognized during the period	(24,918)	(32,954)
Related to investments held at the end of the reporting period	—	—
Totals	(23,123)	(31,084)